S-4 Fair Value Measurements - Summary of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis (Detail) - Fair Value, Recurring - TLG Acquisition One Corp - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Quoted Prices in Active Markets (Level 1) | Public Warrants | Derivative Financial Instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrants	$ 0	$ 533,330	$ 6,933,330
Quoted Prices in Active Markets (Level 1) | Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account - Money market fund			400,023,684
Significant Other Observable Inputs (Level 2) | Public Warrants | Derivative Financial Instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrants	533,330	0
Significant Other Observable Inputs (Level 2) | Private Placement Warrants | Derivative Financial Instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrants	266,670	266,670
Significant Other Unobservable Inputs (Level 3) | Working capital loan - related party
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Working Capital Loan - related party	$ 5,408,857	$ 2,330,370	920,000
Significant Other Unobservable Inputs (Level 3) | Private Placement Warrants | Derivative Financial Instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrants			$ 3,666,670